Income Taxes, Operating Losses for Which no Deferred Income Tax Assets Recognized (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 CAD ($)
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Taxable temporary differences	$ 21,063
Research and Development Tax Credits [Abstract]
Non-refundable research and development tax credits	40,004
Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	45,753
France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	17,678
Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,042
United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	71,083
United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,167
Canada Federal Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	48,852		$ 66,788
Research and Development Tax Credits [Abstract]
Pre-tax earnings required for recovery	$ 267,000	$ 348,000
Estimated recovery period for pre-tax earnings	P15Y	P15Y
Pre-tax earnings compound annual growth rate	2.00%	2.00%
Carried forward period	P20Y	P20Y
Canada Provincial Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	$ 54,320		$ 70,915
2019 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2019 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2019 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2019 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	3,470
2019 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	5,115
2020 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,991
2020 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,699
2021 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,211
2021 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	11,614
2022 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,435
2022 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,524
2023 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,972
2023 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	5,808
2024 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2024 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,241
2025 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2025 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	248
2026 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2026 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,504
2027 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2027 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,447
2028 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,713
2030 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	109
2031 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,681
2033 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,851
2034 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,616
2035 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	8,501
2036 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	9,660
2037 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,022
2038 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	17,678
Indefinite [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,042
Indefinite [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	$ 7,167